RELATED PARTY TRANSACTION AND BALANCES (Details) - Royalty agreements - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RMS
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	¥ 285,000	¥ 270,000	¥ 152,000
Royalty payables due to related parties	81,000	68,000
RCC
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	14,000	20,000	¥ 60,000
Royalty payables due to related parties	¥ 2,000	¥ 500